SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of shares upon exercise
Outstanding at beginning of year	445,264	14,208
Granted	158,551	561,873
Vested	(159,912)	(89,437)
Forfeited	(84,499)	(41,380)
Outstanding at end of year	359,404	445,264
Weighted average exercise price
Outstanding at beginning of year	$ 12.43	$ 13.57
Granted	8.52	12.96
Vested	11.22	14.68
Forfeited	12.57	15.13
Outstanding at end of year	$ 10.95	$ 12.43